Capital Management - Summary of Regulatory Capital and Capital Ratios (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Jan. 31, 2025
Disclosure of regulatory capital and capital ratios [Line Items]
Common Equity Tier 1 Capital	$ 0	$ 0
Tier 1 Capital	$ 0	$ 0